Business Combinations - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Gigaphoton Inc	May 18, 2011 Gigaphoton Inc	Aug. 31, 2000 Gigaphoton Inc	Nov. 30, 2012 Log Max AB and Log Max Inc.
Business Acquisition [Line Items]
Cash consideration for acquired equity interests from wholly owned subsidiary		¥ 15,000		¥ 6,782
Goodwill		1,081		2,041
Number of additional shares purchased		50,000
Fair value of total consideration transferred		7,500		6,782
Percentage of ownership interest		100.00%
Equity interest prior to additional acquisition		50.00%
Joint-venture ownership interest			50.00%
Gain from remeasuring to fair value of equity interest owned prior to acquisition	¥ 2,592